ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets	The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (2) (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and various tax and duties of $8,064 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts and other receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total (3)	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
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(1)Excludes prepayments and other assets of $1,215 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $3,832 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $6,913 million.

(US$ MILLIONS)	2020	2019
Current
Marketable securities	$995	$734
Restricted cash	833	172
Derivative contracts	167	176
Loans and notes receivable	195	66
Other financial assets (1)	385	—
Total current	$2,575	$1,148
Non-current
Marketable securities	$3,535	$3,435
Restricted cash	272	201
Derivative contracts	110	62
Loans and notes receivable	1,002	309
Other financial assets (1)	1,302	1,088
Total non-current	$6,221	$5,095
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(1)Other financial assets includes secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	2020	2019
Current, net	$4,306	$4,808
Non-current, net
Accounts receivable	60	40
Retainer on customer contract	68	102
Billing rights	555	681
Total non-current, net	$683	$823
Total	$4,989	$5,631
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2020	2019	2018
Loss allowance - beginning	$86	$45	$40
Add: increase in allowance	116	53	22
Deduct: bad debt write offs	(55)	(23)	(10)
Foreign currency translation and other	9	11	(7)
Loss allowance - ending	$156	$86	$45